Financial Risk Management Objectives and Policies - Schedule of Equity Price Risk (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Market Equity Index [Line Items]
Market equity index		19,311
Top of Range [Member]
Schedule of Market Equity Index [Line Items]
stock exchange index		20,205
Bottom of Range [Member]
Schedule of Market Equity Index [Line Items]
stock exchange index		14,478